Note 4 - Capital Lease Obligations (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	$ 47,000	$ 43,000
Furniture and Equipment [Member]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	$ 103,000	$ 110,000